Share-Based Compensation - Service-based Activity (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Weighted Average Grant Date Fair Value
Vested (in USD per share)	$ 24.78
Restricted Stock Units
Number of Shares
Unvested shares at beginning of period (in shares) | shares	1,382,920
Granted (in shares) | shares	407,184
Vested (in shares) | shares	(575,322)
Forfeited (in shares) | shares	(73,172)
Unvested shares at end of period (in shares) | shares	1,141,610
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning of period (in USD per share)	$ 35.86
Granted (in USD per share)	27.85
Vested (in USD per share)	31.86
Forfeited (in USD per share)	38.10
Weighted average grant date fair value, end of period (in USD per share)	$ 34.87
Weighted Average Remaining Term (in Years)	1 year 10 months 28 days